Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events (Abstract)
Subsequent Events
17. Subsequent Events

(a)      Dividends: On January 22, 2015, the board of directors of the Partnership declared a cash distribution of $0.2325 per common unit for the fourth quarter of 2014. The fourth quarter common unit cash distribution was paid on February 13, 2015, to unit holders of record on February 6, 2015.

(b)      Dividends: On January 22, 2015, the board of directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the fourth quarter of 2014. The cash distribution was paid on February 10, 2015, to Class B unit holders of record on February 3, 2015.